Equity - Additional Information About Stock Options Outstanding (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Numbers of Shares Underlying Options | shares	556,155
Weighted Average Remaining Life (Years)	8 months 4 days
Weighted Average Exercise Price	$ 30.39
$20.49 to $25.41
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price range, lower range limit (in usd per share)	20.49
Exercise price range, upper range limit (in usd per share)	$ 25.41
Numbers of Shares Underlying Options | shares	53,934
Weighted Average Remaining Life (Years)	1 year 7 days
Weighted Average Exercise Price	$ 25.41
$25.42 to $30.59
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price range, lower range limit (in usd per share)	25.42
Exercise price range, upper range limit (in usd per share)	$ 30.59
Numbers of Shares Underlying Options | shares	277,177
Weighted Average Remaining Life (Years)	1 year 1 month 2 days
Weighted Average Exercise Price	$ 30.59
$30.60 to $32.78
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price range, lower range limit (in usd per share)	30.60
Exercise price range, upper range limit (in usd per share)	$ 32.78
Numbers of Shares Underlying Options | shares	225,044
Weighted Average Remaining Life (Years)	1 month 6 days
Weighted Average Exercise Price	$ 31.33